Prepaid Expenses and Other Current Assets, Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid expenses, bad debt expense